STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 51,086,289	$ (71,049,371)	$ (465,020,512)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	17,532,967	1,828,717	24,231,778
Comprehensive income (loss)	68,619,256	(69,220,654)	(440,788,734)
Less: Comprehensive loss attributable to non-controlling interests	(404,808)	(14,124,962)	(189,044,147)
Comprehensive income (loss) attributable to E-House shareholders	$ 69,024,064	$ (55,095,692)	$ (251,744,587)